OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2017
OTHER INTANGIBLE ASSETS, NET
10.	OTHER INTANGIBLE ASSETS, NET

The balance of other intangible assets consisted of the following:

	As of September 30,
	2016	2017
	US$	US$
Computer software	4,222	4,514
Trademarks and domain names	3,018	3,031
Courseware	448	448
Business contracts	487	489
Copyrights	10,372	10,397
Platform	199	200

Total intangible assets	18,746	19,079

Less: Accumulated amortization
Computer software	(3,532)	(3,835)
Trademarks and domain names	(1,186)	(1,475)
Courseware	(448)	(448)
Business contracts	(487)	(489)
Copyrights	(1,219)	(2,685)
Platform	(199)	(200)

Accumulated amortization	(7,071)	(9,132)

Intangible assets, net	11,675	9,947

Amortization expenses were US$437, US$1,116 and US$1,998, for the years ended September 30, 2015, 2016 and 2017, respectively.

The estimated amortization expenses for the above other intangible assets for each of the following fiscal years are as follows:

Amortization
US$
2018	1,897
2019	1,843
2020	1,764
2021	1,733
2022	1,498
2023 and thereafter	1,212

9,947